Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The numerator for both basic and diluted earnings per share is Net income. The denominator for basic earnings per share is the weighted-average shares outstanding during the period.
A reconciliation of basic weighted-average shares outstanding to diluted weighted-average shares outstanding is as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Basic weighted-average shares outstanding	163.6	170.3	170.6
Effect of dilutive securities (1)	2.4	1.5	2.2
Diluted weighted-average shares outstanding (2)	166.0	171.8	172.8

(1)
The dilutive effect of outstanding stock options, restricted stock units, restricted stock, performance share units and Coworker Stock Purchase Plan units is reflected in the diluted weighted-average shares outstanding using the treasury stock method.

(2)
There were less than 1 million potential common shares excluded from diluted weighted-average shares outstanding for the years ended December 31, 2016, 2015 and 2014, respectively, as their inclusion would have had an anti-dilutive effect.